UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2009

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
January 20, 2010

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $173,163 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP Plc Adr                     COM              055622104      217     3736 SH       SOLE                                       3736
Hewitt Associates Inc Cl A     COM              42822q100      214     5061 SH       SOLE                                       5061
MidCap SPDR Trust Series 1     COM              595635103     1438 10912.0582SH      SOLE                                 10912.0582
Nuveen Real Estate Income Fund COM              67071B108       96 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      446 12776.9956SH      SOLE                                 12776.9956
SPDR S&P International Small C COM              78463x871      265 10471.9406SH      SOLE                                 10471.9406
SPDR Trust Unit Series 1       COM              78462F103    23132 207574.8439SH     SOLE                                207574.8439
Vanguard Emerging Markets VIPE COM              922042858    17924 437162.8504SH     SOLE                                437162.8504
Vanguard FTSE All-World EX-US  COM              922042775    40533 929453.9429SH     SOLE                                929453.9429
Vanguard Growth Vipers         COM              922908736      370 6973.1836SH       SOLE                                  6973.1836
Vanguard Large Cap             COM              922908637     9969 196748.8040SH     SOLE                                196748.8040
Vanguard Mid Cap Vipers        COM              922908629     5526 92176.3635SH      SOLE                                 92176.3635
Vanguard REIT Vipers           COM              922908553     1257 28091.8933SH      SOLE                                 28091.8933
Vanguard Small Cap             COM              922908751     4286 74738.8089SH      SOLE                                 74738.8089
Vanguard Small Cap Value       COM              922908611      318 5845.0000SH       SOLE                                  5845.0000
Vanguard Total Stock Market Vi COM              922908769     4055 71933.6178SH      SOLE                                 71933.6178
Vanguard Value                 COM              922908744      377 7891.1307SH       SOLE                                  7891.1307
iShares Barclays US Treasury I COM              464287176    11648 112108.4040SH     SOLE                                112108.4040
iShares DJ US Regional Banks I COM              464288778      229 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      278 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     2196 39716.0983SH      SOLE                                 39716.0983
iShares MSCI Emerging Markets  COM              464287234     1735 41806.7412SH      SOLE                                 41806.7412
iShares Russell 1000 Growth    COM              464287614     3348 67161.0000SH      SOLE                                 67161.0000
iShares Russell 1000 Index Fun COM              464287622     3743 61043.3645SH      SOLE                                 61043.3645
iShares Russell 1000 Value Ind COM              464287598     2373 41336.2667SH      SOLE                                 41336.2667
iShares Russell 2000 Growth    COM              464287648      577 8471.2857SH       SOLE                                  8471.2857
iShares Russell 2000 Index     COM              464287655     5127 82108.0418SH      SOLE                                 82108.0418
iShares Russell 2000 Value     COM              464287630      547 9425.2997SH       SOLE                                  9425.2997
iShares Russell 3000 Index     COM              464287689      284 4352.0000SH       SOLE                                  4352.0000
iShares Russell Midcap         COM              464287499     8272 100257.9076SH     SOLE                                100257.9076
iShares Russell Midcap Growth  COM              464287481     6721 148239.1439SH     SOLE                                148239.1439
iShares Russell Midcap Value   COM              464287473     6293 170305.8881SH     SOLE                                170305.8881
iShares S&P Euro 350 Index     COM              464287861      581 14920.0000SH      SOLE                                 14920.0000
iShares S&P GSCI Commodity Ind COM              46428r107      476 14966.0000SH      SOLE                                 14966.0000
iShares Trust S&P 500 Index    COM              464287200     8314 74358.9085SH      SOLE                                 74358.9085